Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	As of December 31,
	2021		2020
Trade and Other Receivables, Gross	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	767,900,561	515,856,801	619,626,310	445,129,898
Trade receivables, gross	694,597,739	442,941,968	531,179,316	377,160,616
Accounts receivable from finance leases, gross	10,735,484	69,873,385	8,556,146	62,602,528
Other receivables, gross	62,567,338	3,041,448	79,890,848	5,366,754

	As of December 31,
	2021		2020
Trade and Other Receivables, Net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	688,185,127	515,786,340	554,886,639	445,016,566
Trade receivables, net	628,681,800	442,871,507	481,442,020	377,047,284
Accounts receivable from finance leases, net	8,365,583	69,873,385	4,072,738	62,602,528
Other receivables, net (1)	51,137,744	3,041,448	69,371,881	5,366,754
(1)	The detail of other accounts receivable is as follows:

	As of December 31,
	2021		2020
Other receivables, net (1)	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	11,808,014	2,522,560	13,256,252	4,442,878
Advances to suppliers and creditors	33,079,980	514,119	43,102,611	909,661
Compensation for central claims Tarapacá and Bocamina 1	—	—	5,360,345	—
Others	6,249,750	4,769	7,652,673	14,215
Total	51,137,744	3,041,448	69,371,881	5,366,754

Schedule of future collections on financial lease receivables

	12-31-2021			12-31-2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	12,574,641	1,839,157	10,735,484	13,043,482	4,487,336	8,556,146
From one to two years	11,492,554	1,833,885	9,658,669	10,294,652	1,735,758	8,558,894
From two to three years	11,377,461	1,628,175	9,749,286	10,266,956	1,692,482	8,574,474
From three to four years	11,308,946	1,056,999	10,251,947	10,226,534	1,309,548	8,916,986
From four to five years	9,494,846	602,282	8,892,564	10,118,045	472,761	9,645,284
More than five years	31,618,242	297,323	31,320,919	27,488,134	581,244	26,906,890
Total	87,866,690	7,257,821	80,608,869	81,437,803	10,279,129	71,158,674

Summary of balance of past due but not impaired trade receivables

	As of December 31,
	2021	2020
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	103,142,026	52,948,476
Between three and six months	22,902,308	13,513,388
Between six and twelve months	17,421,962	8,311,729
More than twelve months	51,177,749	34,485,893
Total	194,644,045	109,259,486

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2020	55,464,647
Increases (decreases) for the year	15,167,707
Amounts written off	(5,709,371)
Increases (decreases) in foreign currency translation differences	(69,980)
Balance as of December 31, 2020	64,853,003
Increases (decreases) for the year (*)	18,765,175
Amounts written off	(3,884,603)
Increases (decreases) in foreign currency translation differences	52,320
Balance at December 31, 2021	79,785,895